Consolidated Statements of Cash Flows - Balances per Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	$ 0	$ 0		$ 0
Restricted cash	101,000	79,741		289,141
Total cash, cash equivalents and restricted cash	$ 101,000	$ 79,741	$ 279,000	$ 289,141	$ 226,559	$ 270,540